Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments

		2014		2013
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value

Assets
Cash and cash equivalents	1	$633,855	$633,855	$682,777	$682,777
Accounts receivable(1)(2)	2	3,431,672	3,431,672	3,220,518	3,220,518
Available for sale financial assets	1	171,917	171,917	38,949	38,949
Notes Receivables	3	180,250	180,308	165,807	175,768

Liabilities
Accounts payable(1)	2	$713,915	$713,915	$666,526	$666,526
Short-term borrowings(1)	2	138,050	138,050	158,990	158,990
Long term debt, excluding Amended 2012 Credit Agreement, Senior Notes, Convertible Bonds and Euro Notes	2	527,062	527,062	679,847	679,847
Amended 2012 Credit Agreement	2	2,900,222	2,900,222	2,707,145	2,710,270
Senior Notes	2	5,514,947	5,992,859	4,824,753	5,348,679
Convertible Bonds	2	451,653	531,193	-	-
Euro Notes	2	-	-	46,545	47,423
Noncontrolling interests subject to put provisions	3	824,658	824,658	648,251	648,251

(1) Also includes amounts from related parties.
(2) Includes long-term accounts receivable, which are included in "Other assets and notes receivables" in the Consolidated Balance Sheets.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in AOCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the year ended December 31,				(Effective Portion) for the year ended December 31,
	2014	2013	(Effective Portion)	2014	2013

Interest rate contracts	$19,550	$(6,601)	Interest income/expense	$26,571	$28,111
Foreign exchange contracts	(23,123)	3,684	Costs of Revenue	2,549	(3,251)
Foreign exchange contracts			Interest income/expense	-	589

	$(3,573)	$(2,917)		$29,120	$25,449

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2014	2013

Foreign exchange contracts	Selling, general and administrative expense
		$(83,901)	$(15,190)
Foreign exchange contracts	Interest income/expense	6,483	7,161

		$(77,418)	$(8,029)